Identifiable intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Identifiable Intangible Assets
Schedule of identifiable intangible assets

Changes in the carrying value of the Company’s identifiable intangible assets are summarized below.

	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value
	$	$	$	$	$	$
Balances – Beginning of the year	32,411	(31,786)	625	35,020	(34,961)	59
Additions	—	—	—	609	—	609
Amortization	—	(5)	(5)	—	(16)	(16)
Impairment of intangible assets	(584)	—	(584)	—	—	—
Impact of foreign exchange rate changes	(2,055)	2,019	(36)	(3,218)	3,191	(27)
Balances – End of the year	29,772	(29,772)	—	32,411	(31,786)	625